Derivative Instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of the transactions related to the derivative liability
Derivative liability at January 1, 2012	$ 33,593	$ 38,557
Fair value of derivative at issuance, recognized as debt discount	6,814,000	193,944
Decrease in fair value of derivative liability, recognized as other income	14,156,361	(198,908)
Settlement of derivative liability	(1,126,231)
Derivative liability, Balance	$ 19,877,723	$ 33,593